Comparative figures	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Comparative figures	Comparative figures Certain of the comparative figures have been reclassified to conform to the financial statement presentation adopted in the current period.